Salaries and payroll charges	12 Months Ended
Dec. 31, 2017
Salaries and payroll charges
Salaries and payroll charges	18Salaries and payroll charges
	2017	2016
Direct remuneration and social charges	21,357	18,655
Provision for profit sharing and other payable	58,441	51,367

	79,798	70,022